Liquidity (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 114,992		$ 449,001	$ 457,798
Working capital	1,948,751		2,809,418
Net loss	$ 3,484,897	$ 2,179,882	$ 12,169,395	$ 8,878,904